Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Income (loss)	$ 971,000	$ 1,655,000	$ 2,651,000	$ (564,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,265,000	955,000	2,079,000	1,905,000
Stock based compensation expense	247,000	427,000	848,000	629,000
Warrant modification expense			128,000
Increase in fair value of contingent acquisition debt	6,000		52,000	1,130,000
Amortization of debt discount	21,000	25,000	48,000	75,000
Gain (loss) on disposal of assets	(1,000)			56,000
Interest income accrued on note receivable, related party		(3,000)	(3,000)	(9,000)
Reduction of notes payable				(690,000)
Changes in operating assets and liabilities:
Accounts receivable	(80,000)	43,000	(56,000)	101,000
Inventory	(2,552,000)	(725,000)	(1,055,000)	306,000
Prepaid expenses and other current assets	(1,256,000)	(44,000)	(650,000)	161,000
Accounts payable	2,003,000	410,000	306,000	(804,000)
Accrued distributor compensation	1,061,000	(369,000)	(354,000)	797,000
Deferred revenues	1,334,000		881,000
Accrued expenses and other liabilities	481,000	(179,000)	(785,000)	527,000
Deferred taxes			(19,000)	26,000
Net Cash Provided by Operating Activities	3,500,000	2,195,000	4,071,000	3,646,000
Cash Flows from Investing Activities:
Acquisitions, net of cash acquired	(2,100,000)		54,000
Purchases of property and equipment	(1,248,000)	(956,000)	(1,199,000)	(529,000)
Net Cash Used in Investing Activities	(3,348,000)	(956,000)	(1,145,000)	(529,000)
Cash Flows from Financing Activities:
Proceeds from the sale of common stock and the exercise of stock options, net	351,000		6,000	700,000
Proceeds from (Payments to) from factoring company, net	553,000		(215,000)	(743,000)
Payments of notes payable, net	(115,000)	(192,000)	(363,000)	(632,000)
Proceeds (payments) for note receivable, related parties, net		62,000	62,000	(263,000)
Payments of contingent acquisition debt	(861,000)	(313,000)	(805,000)	(461,000)
Payments of capital leases	(46,000)	(40,000)	(50,000)	(60,000)
Repurchase of common stock	(155,000)	(118,000)	(224,000)	(13,000)
Net Cash Used in Financing Activities	(273,000)	(601,000)	(1,589,000)	(1,472,000)
Foreign Currency Effect on Cash	(55,000)	(21,000)	(42,000)	(10,000)
Net increase (decrease) in cash and cash equivalents	(176,000)	617,000	1,295,000	1,635,000
Cash and Cash Equivalents, Beginning of Year	4,320,000	3,025,000	3,025,000	1,390,000
Cash and Cash Equivalents, End of Year	4,144,000	3,642,000	4,320,000	3,025,000
Cash paid during the period for:
Interest	924,000	530,000	1,252,000	951,000
Income taxes, net of refunds	547,000	467,000	486,000	259,000
Common stock issued for note receivable				120,000
Capital lease for manufacturing equipment				232,000
Acquisition of net assets in exchange for contingent acquisition debt	5,532,000		2,149,000	868,000
Acquisition of 2400 Boswell, LLC (See Note 5 for non cash activity)